Fees Summary	Jun. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 95,296,940.00
Total Fee Amount	13,160.51
Total Offset Amount	0.00
Net Fee	$ 13,160.51
Offering Table N/A
Offset Table N/A	N/A